Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.	Summary of Significant Accounting Policies
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the condensed consolidated financial statements and the accompanying notes. The most significant matters involving management’s estimates include those related to accounts receivable, claims allowances, useful lives of intangible assets and property and equipment, assessment of possible impairment of its intangibles and long-lived assets, valuation of deferred income tax assets, fair value of preferred stock warrants, certain convertible notes payable and stock-based awards. Actual results may ultimately differ from management’s estimates. Revenue, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these financial statements may not be representative of the results that may be expected for the year ending December 31, 2022.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are uncollateralized customer obligations due under specific customer agreements and/or contracts. Payment terms vary with each customer, but the majority of contracts provide for payment within 30 to 45 days of invoice date, and no discounts are offered.

The
allowance for doubtful accounts is determined based upon a specific identification of balances, the collection of which, in management’s opinion, is doubtful. The Company regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice and the collection history of each customer to determine whether a specific allowance is appropriate. After all attempts to collect a receivable have failed, the receivable is written-off
against the allowance. Based upon the information available, management has reserved an allowance for doubtful accounts in the amount of $5,418,000 and $6,890,000 as of September 30, 2022, and December 31, 2021, respectively.
Offering Costs Associated with the SPAC Transaction
The Company complies with the requirements of the ASC
340-10-S99-1
and SEC Staff Accounting Bulletin
Topic 5A – “Expenses
of Offering”. Offering costs consist of professional fees incurred through the balance sheet date that are related to our SPAC transaction which have been capitalized within prepaid expenses and other current assets and will be reclassed to stockholders’ equity upon consummation of the SPAC transaction. As of September 30, 2022, offering costs of $2,907,000 have been capitalized as consulting services within prepaid expenses and other current assets. (See Note 6 - Prepaid expenses and other current assets)
Recently Adopted Accounting Standards
In February 2016, the FASB issued ASU
2016-02,
and since that date has issued subsequent amendments to the initial guidance intended to clarify certain aspects of the guidance and to provide certain practical expedients that entities can elect upon adoption (referred to collectively as “ASC 842”). ASC 842 introduces new requirements to increase transparency and comparability among organizations for leasing transactions for both lessees and lessors. The principle of ASC 842 is that a lessee recognizes assets and liabilities that arise from leases. Lessees need to recognize a right-of-use
asset and a lease liability for all leases (other than leases that meet the definition of a short-term lease). The lease liability is equal to the present value of lease payments, and the right-of-use
asset is equal to the lease liability, adjusted for other factors. For income statement purposes, ASC 842 requires leases to be classified as either operating or finance. Operating leases result in a straight-line expense pattern while finance leases result in a front-loaded expense pattern. Lessor accounting remains largely unchanged, other than certain targeted improvements intended to align lessor accounting with the lessee accounting model and with the updated revenue recognition guidance.
The Company adopted ASC 842 effective January 1, 2022 using the modified retrospective transition approach and elected to apply the new guidance at the adoption date without adjusting comparative periods presented. Comparative information has not been restated and will continue to be reported under accounting standards in effect for those periods. In adopting the new guidance, the Company elected to apply the package of transition practical expedients, which allows the Company not to reassess: (1) whether any expired or existing contracts contain leases under the new definition of a lease; (2) lease classification for any expired or existing leases; and (3) whether previously capitalized initial direct costs would qualify for capitalization under ASC 842. In transition, the Company did not elect to apply the hindsight practical expedient, which permits entities to use hindsight in determining the lease term and assessing impairment of right-of-use
assets.
The adoption of ASC 842 resulted in the recognition of a new right-of-use
assets and lease liabilities on the balance sheet for all operating leases. For the period ended December 31, 2021, the short-term and long-term deferred rent and lease incentive obligation liabilities were $643,000 and $6,661,000, respectively. As a result of the Company’s adoption on January 1, 2022, the Company recorded operating right-of-use
assets of $14,341,000 including an offsetting deferred rent and lease incentives of $7,006,000, along with associated operating lease liabilities of $21,347,000. Additional disclosures required by this standard have been included in
Note 10 - Leases.
In
December 2019, the FASB issued
ASU 2019-12,
 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which is intended to simplify various aspects related to accounting for income taxes.
ASU 2019-12 removes
certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The Company adopted ASU
2019-12
effective January 1, 2022, which did not have a material impact on the Company’s condensed consolidated financial statements.
In May 2021, the FASB issued ASU
2021-04,
Earnings Per Share (Topic 260),
Debt - Modifications
and Extinguishments (Topic
470-50),
Compensation
- Stock
Compensation (Topic 718), and Derivatives and
Hedging - Contracts
in Entity’s Own Equity (Subtopic
815-40),
which clarifies existing guidance for freestanding written call options which are equity classified and remain so after they are modified or exchanged in order to reduce diversity in practice. The Company adopted ASU
2021-04
effective January 1, 2022, which did not have a material impact on the Company’s condensed consolidated financial statements.
Recently Issued Accounting Standards Not Yet Adopted
In June 2016, the FASB issued ASU
2016-13,
 Financial Instruments
–
Credit Losses (Topic 326)
. This ASU amends guidance on reporting credit losses for assets held at amortized cost and available for sale debt securities. For assets held at amortized cost, the amendment eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost of the financial assets to present the net amount expected to be collected. ASU
2016-13
is effective for the Company as of January 1, 2023 and early adoption is permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
 Debt - Debt with Conversion and Other Options
(Subtopic
470-20)
and
Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic
815-40)
. The amendments in the ASU remove certain separation models for convertible debt instruments and convertible redeemable preferred stock that require the separation of a convertible debt instrument into a debt component and an equity or derivative component. The ASU is effective fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements.
There are other new accounting pronouncements issued by the FASB that the Company has adopted or will adopt, as applicable, and the Company does not believe any of these accounting pronouncements have had, or will have, a material impact on its condensed consolidated financial statements or disclosures.

2. Summary of Significant Accounting Policies
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and the accompanying notes. The most significant matters involving management’s estimates include those related to accounts receivable, claims allowances, useful lives of intangible assets and property and equipment, assessment of possible impairment of its intangibles and long-lived assets, valuation of deferred income tax assets, fair value of preferred stock warrants, certain convertible notes payable and stock-based awards. Actual results may ultimately differ from management’s estimates.

Concentrations of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company deposits its cash and cash equivalents with major financial institutions that management believes are of high credit quality; however, at times, deposits may exceed the amount of insurance provided on such deposits, if any. The Company has not experienced any losses on its deposits since inception. As of December 31, 2021 and 2020, no single customer represented more than 10% of accounts receivable, and during the years ended December 31, 2021 and 2020, no single customer represented more than 10% of the Company’s total revenue.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity date of three months or less at the time of purchase to be cash equivalents. As of December 31, 2021, and 2020, the Company’s cash equivalents consisted of money market accounts.
Restricted Cash
As of December 31, 2021 and 2020, restricted cash consists of fully collateralized letters of credit related to the Company’s Drivy acquisition (Note 4 — Contingent Compensation) and various lease agreements in the amount of $3,950,000 and $14,400,000 for December 31, 2021 and 2020, respectively. The reduction in restricted cash balance is driven entirely by the settlement of liabilities that were collateralized by outstanding letters of credit. The remaining restricted cash balance is associated with lease agreements.
Fair Value Measurements
The Company measures fair value based on the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs used in valuation techniques are assigned a hierarchical level.
The following are the hierarchical levels of inputs to measure fair value:
Level
 1
—
This level consists of quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.
Level 2 —
This level consists of observable prices that are based on inputs not quoted on active markets but corroborated by market data.
Level 3 —
This level consists of unobservable inputs that are used when little or no market data is available.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are uncollateralized customer obligations due under specific customer agreements and/or contracts. Payment terms vary with each customer, but the majority of contracts provide for payment within 30 to 45 days of invoice date, and no discounts are offered.

The allowance for doubtful accounts is determined based upon a specific identification of balances, the collection of which, in management’s opinion, is doubtful. The Company regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice and the collection history of each customer to determine whether a specific allowance is appropriate. After all attempts to collect a receivable have failed, the receivable is written-off
against the allowance. Based upon the information available, management has reserved an allowance for doubtful accounts in the amount of $6,890,000 and $7,653,000 as of December 31, 2021 and 2020, respectively.
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed on the straight-line
method over the estimated useful lives of the assets, which are as follows:

Property and Equipment	Estimated Useful Life (in Years)
Furniture and fixtures	3
Computer equipment	2
Completed Connect devices	2
Vehicles	3
Leasehold improvements	Shorter of estimated useful life or lease term
Expenditures for maintenance and repairs are charged to expense as incurred and major improvements and betterments that improve or extend the life of existing properties and equipment are capitalized. Gains or losses on disposal of property and equipment are recognized in the period when the assets are sold or disposed of and the related cost and accumulated depreciation is removed from the accounts. Liabilities related to lease incentive obligations are amortized as lease expense over the term of the related lease.
Goodwill and Other Intangible Assets
Goodwill is the excess of costs over fair value of net assets of the business acquired. Goodwill and other intangible assets acquired that are determined to have an indefinite useful life are not amortized but are tested for impairment at least annually, in the fourth quarter, or whenever events or changes in circumstances indicate that goodwill and other intangible assets might be impaired. For goodwill, the Company performs impairment reviews by its single reporting unit. As part of the annual goodwill impairment test, the Company first performs a qualitative assessment to determine whether further impairment testing is necessary. If, as a result of its qualitative assessment, it is more-likely-than-not
that the fair value of the Company’s reporting unit is less than its carrying amount, the quantitative impairment test will be required. Alternatively, the Company may bypass the qualitative assessment and perform a quantitative impairment test. The quantitative approach compares the estimated fair value of the reporting unit to its’ carrying amount, including goodwill. Impairment is indicated if the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, and an impairment charge is recognized for the differential.
There have been no impairments of goodwill for the years ended December 31, 2021 and 2020. The change in balance between periods is solely a result of fluctuations in foreign currency exchange rates.
Impairment of Long-Lived Assets
Definite-lived intangible assets are acquired intangible assets and are recognized at the acquisition date fair value. Definite-lived intangible assets are reviewed for impairment under the long-lived asset model, described below. Amortization is recognized using the straight-line method over estimated useful lives of the assets of one to ten years.
Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Such events or circumstances include, but are not limited to, significant underperformance relative to historical or projected future operating results and significant changes in the manner of use of the acquired assets or the strategy for the Company’s overall business. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value.
On November 15, 2021, Getaround recognized an impairment to
write-off
the remaining net book value of the trade name and developed technology intangible assets that were acquired as part of the Company’s Nabobil acquisition in 2019. This impairment is related to the merging of the Company’s European platforms which will utilize the Company’s legacy developed technology (see Note 8 — Goodwill and Other Intangible Assets, Net for additional information).
During the first quarter of 2021, Getaround recognized an impairment to write-off
the unused property and equipment (see Note 7 — Property and Equipment, Net for additional details).
There were no impairments of long-lived assets or of definite-lived intangible assets for the year ended December 31, 2020.
Accrued Host Payments and Insurance Fees
Accrued host payments represent the portion of user rental fees earned but not remitted to vehicle owners as of the consolidated balance sheet date. Accrued insurance fees represent the portion of insurance fees collected on behalf of the insurance provider as of the consolidated balance sheet date, but not yet remitted to the insurance provider as of the consolidated balance sheet date. Vehicle owners earn 60% to 70% of rental fees. As of December 31, 2021, and 2020, accrued host payments and insurance fees were $13,384,000 and $12,105,000, respectively.
Revenue Recognition
The Company derives substantially all of its revenue from its peer-to-peer
carsharing marketplace platform that connects vehicle owners and renters, as well as the Company’s own fleet of vehicles and renters, through a lease arrangement. The Company also derives revenue from various subscriptions fees, which comprise of third-party vehicle owners on the platform utilizing the Company’s connect hardware (Connect) and sublease arrangement of designated parking spaces on a monthly basis to third-party vehicle owners.
Under ASC 606, revenue is recognized when the customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services.
The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the products or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Each component of revenue is recognized net of any incentives and other considerations given to customers. The Company excludes all sales tax from the transaction price.
Service Revenue
Service revenues are derived from rental fees collected by the Company from users who book and rent third-party vehicles through the Company’s platform at an agreed-upon rate. The user is charged for the rental at the time the vehicle reservation is made, or, in the case of a trip extension, at the time the extension is booked. Pursuant to the online Terms of Service, third-party vehicle owners agree that the Company retains the applicable service revenue as consideration for their use of the Company’s platform and certain additional charges that the Company may collect from renters on behalf of the owners for related post-booking activities performed by the Company to successfully consummate the rental. Hence, the Company’s primary performance obligation in the transaction is to facilitate the completion of a successful rental transaction between the third-party vehicle owner and the renter.
The Company also may offer ancillary promises of distinct service depending on the region. Within the United States, the Company offers an automatic tolling feature on each third-party vehicle, which provides the renter with the convenience of using the electronic toll lane for automated payment at the renter’s discretion and charges a nominal amount in exchange per toll transaction. The automatic tolling feature is deemed to be a distinct performance obligation within the context of the primary rental service. Within Europe, the Company intermediates a sale of third-party insurance coverage on third-party owner vehicles to the renters during the booking process and charges a nominal amount in exchange for intermediating the sales transaction. Intermediary sale of insurance coverage is deemed to be a distinct performance obligation within the context of the primary rental service. Within the United States, insurance coverage is not deemed to be a distinct performance obligation and is included in the price of a trip.
Service revenues for rental service are presented net of payments due to vehicle owners, as the Company acts as an agent in the arrangement between the third-party vehicle owner and the renter and does not control the asset or service provided by the vehicle owners to the renters. Similarly, the revenue related to either automated tolling feature or intermediary sale of insurance coverage is also reported on a net basis by only representing the portion of service revenue while excluding the payment collected for the toll or for the insurance coverage since the Company is not the primary obligor for controlling the accessibility to the passageway that requires tolls or for the underlying insurance coverage. The Company recognizes service revenue from these performance obligations on a straight-line
basis over the duration of the rental trip using the output method as its performance obligation is satisfied over time. The Company uses the output method based on rental hours or days, where revenue is calculated based on the percentage of total time elapsed in relation to total estimated rental period. In the event a user books a trip extension, at the time the extension is booked, the service revenue is recognized on a straight-line
basis over the duration of the extension period.
Subscription Fees
The Company receives subscription fees from third-party vehicle owners on the platform for the use of Connect devices installed on their vehicles. Connect device subscription service contracts are on a month-to-month
basis and are readily cancellable. Customers are billed monthly in advance of services being performed. Accordingly, the subscription fees are recognized over time during the month in which subscription services were rendered on a gross basis since the Company acts as a principal. Revenue from subscription fees has not been material for the periods presented and are considered as part of Service Revenue for disaggregation purposes (see Note 5 — Revenue).

Lease Revenue
The Company accounts for lease revenue earned from parking, vehicle rentals and rental-related activities wherein an arrangement involves the use of assets that are explicitly identified and conveys the right to use the specific assets under ASC Topic 840.
The Company has operating leases for parking spaces. Designated parking spaces are leased by the Company from various garage operators and municipalities within certain metropolitan markets and are made available for rental on a monthly subscription basis to third-party vehicle owners. The Company is solely responsible for paying parking costs to the garage operators regardless of whether the parking spaces are rented by third-party vehicle owners on the platform and accordingly recognizes parking lease revenue on a gross basis. Parking lease revenue includes direct lease fees and associated executory costs and are recognized on a straight-line basis evenly over the period of rental.
Prior to 2021 the Company had service revenue from leased vehicles. The Company collected lease revenue from users who booked and rented the Company’s own leased vehicles at an agreed-upon rate. These vehicles were leased by the Company as a dedicated fleet to be utilized by the users on the platform. The Company was solely responsible for paying vehicle lease costs to the lessor regardless of whether the vehicles were booked for use by guests on the platform and accordingly recognized vehicle lease revenue on a gross basis. Vehicle fleet lease revenue included direct lease fees and associated executory costs and are recognized on a straight-line basis evenly over the period of rental.
Additionally, the Company offered an automatic tolling feature on each of its vehicles, which provided the renter with the convenience of using the electronic toll lane for automated payment at the renter’s discretion and charged a nominal amount in exchange per toll transaction when used.
Non-lease
elements, such as toll-processing charges, were allocated based on the relative selling price of the deliverables, which approximated the contractual rates, and were recognized in accordance with ASC 606.
Non-lease
elements have been included in the net service revenue stated above.
In 2020, the Company ended its lease arrangement and no longer generates revenue from vehicle leases. The Company’s lease revenue now consists only of revenue generated from the leasing of parking spaces.
Stock-Based Compensation
The Company measures compensation expense for all stock-based payment awards, including stock options and restricted stock units (RSUs) granted to employees, directors and nonemployees based on the estimated fair value of the awards on the date of grant. The fair value of each stock option granted is estimated using the Black-Scholes option-pricing model. The determination of the grant-date
fair value using an option-pricing model is affected by the Company’s estimated common stock fair value, as well as assumptions regarding a number of other complex and subjective variables. These variables include the Company’s expected stock price volatility over the expected term of the award, actual and projected employee stock option exercise behaviors, risk-free interest rate for the expected term of the award and expected dividends. Stock-based compensation is recognized on a straight-line basis over the requisite service period. These amounts are reduced by forfeitures as they occur.
Costs and Expenses
Cost of revenue includes payment-processing fees, server hosting charges, and chargebacks associated with operating the Company’s platform. Cost of revenue does not include depreciation and amortization.

Sales and marketing expenses consist primarily of print and online digital advertising, market research, agency costs, trade shows and other events, public relations, and compensation and related personnel costs of the Company’s salesforce and marketing teams.
Operations and support expenses consist primarily of auto insurance, claims support, customer relationships, compensation and related expenses of operations personnel, driver’s license and identity checks, parking space lease expense, onboarding, vehicle lease expenses and other operating costs. For the years ended December 31, 2021 and 2020, respectively, auto insurance costs were $1,747,000 and $2,304,000, claims support costs were $17,579,000 and $24,066,000, and compensation expenses were $13,074,000 and $17,239,000.
Technology and product development expenses consist primarily of prototypes, product testing and testing equipment, and compensation and related personnel costs associated with the development, testing and maintenance of the Company’s software, hardware, and user experience. Compensation expenses included in Technology and product development expenses were $17,677,000 and $17,372,000 for the years ended December 31, 2021 and 2020, respectively. Research and development expenses within the meaning of ASC 730-10-50-1 incurred in periods presented have not been material.
General and administrative expenses consist primarily of office space and facilities, non-auto
insurance, professional services, business tools and subscriptions, and compensation and related personnel costs of the Company’s administrative teams.
Depreciation and amortization expenses consist of the associated depreciation and amortization of computer equipment, vehicles and vehicle equipment, office furniture and equipment, leasehold improvements, and intangibles and the impairment of long-lived assets.
Advertising Costs
Advertising costs are charged to sales and marketing expenses when incurred. Advertising costs were $10,888,000 and $1,602,000 for the years ended December 31, 2021 and 2020, respectively.
Income Taxes
The Company is subject to taxation in the United States and various states and foreign jurisdictions, including the Netherlands, France, and Norway. The Company accounts for income taxes in accordance with ASC 740,
Income Taxes
, which requires an asset and liability approach in accounting for income taxes. Under this method, the tax provision includes taxes currently due plus the net change in deferred tax assets and liabilities. Deferred tax assets and liabilities arise from the temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will actually be paid or refund received, as provided for under currently enacted tax law. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, is not expected to be realized.
ASC 740 prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under this guidance, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. As of December 31, 2021 and 2020, there were no uncertain tax positions that required accrual. The Company recognizes interest accrued related to unrecognized tax benefits

and
penalties as a component of the provision for income taxes. There were no accrued interest or penalties associated with any unrecognized tax benefits, nor was any interest expense recognized during the years ended December 31, 2021 and 2020.
The Company’s policy is to recognize interest and penalties associated with uncertain tax benefits as part of the income tax provision and include accrued interest and penalties with the related income tax liability on the Company’s consolidated balance sheets.
Foreign Currency Translation
The functional currencies of the Company’s foreign subsidiaries are their respective local currencies. The Company translates the assets and liabilities of each of its international subsidiaries into the U.S. dollar at the current rate of exchange in effect at the end of the accounting period and recorded as part of a separate component of stockholders’ deficit and reported in the consolidated statements of operations and comprehensive loss. Revenues and expenses are translated using a rate that approximates the average of those in effect during the period and reported in the consolidated statements of operations and comprehensive loss. in The Company does not currently engage in any hedging activity to reduce its potential exposure to currency fluctuations.
Recently Issued Accounting Standards Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, which supersedes FASB ASC Topic 840,
Leases
, and makes other conforming amendments to GAAP. ASU
2016-02
requires, among other changes to the lease accounting guidance, lessees to recognize most leases on-balance
sheet via a
right-of-use
asset and lease liability, and additional qualitative and quantitative disclosures. ASU
2016-02
is effective for the Company for annual periods in fiscal years beginning after December 15, 2021, permits early adoption, and mandates a modified retrospective transition method. The ASU is expected to impact the Company’s consolidated financial statements, as it has certain operating lease arrangements for which it is the lessee. The Company is currently evaluating the impact of this standard on its consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
 Financial Instruments

—

Credit Losses (Topic 326)
. This ASU amends guidance on reporting credit losses for assets held at amortized cost and available for sale debt securities. For assets held at amortized cost, the amendment eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost of the financial assets to present the net amount expected to be collected. ASU
2016-13
is effective for the Company as of January 1, 2023 and early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.
In December 2019, the FASB issued
ASU 2019-12,
 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which is intended to simplify various aspects related to accounting for income taxes.
ASU 2019-12 removes
certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company beginning January 1, 2022 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
 Debt — Debt with Conversion and Other Options
(Subtopic
470-20)
and
Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815
-40)
. The amendments in the ASU remove certain separation models for convertible debt instruments and convertible redeemable preferred stock that require the separation of a convertible debt instrument into a debt component and an equity or derivative component. The ASU is effective fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.
In May 2021, the FASB issued ASU
2021-04,
Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Topic
470-50),
Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40),
which clarifies existing guidance for freestanding written call options which are equity classified and remain so after they are modified or exchanged in order to reduce diversity in practice. The standard is effective for public entities in fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact of this guidance on its consolidated financial statements. There are other new accounting pronouncements issued by the FASB that the Company has adopted or will adopt, as applicable, and the Company does not believe any of these accounting pronouncements have had, or will have, a material impact on its consolidated financial statements or disclosures.

Interprivate II Acquisition Crop [Member]
Summary of Significant Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, the financial statements do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form
10-K
for the year ended December 31, 2021, as filed with the SEC on March 31, 2022 (the “Annual Report”). The interim results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future periods.
There have been no changes to our significant accounting policies described in our Annual Report that have had a material impact on our condensed financial statements and related notes.

Reclassifications
Certain reclassifications were made to the prior period balances to conform to the current period presentation. These reclassifications do not restate the prior period financial statements and are for presentation purposes only.
Liquidity and Financial Condition
As of September 30, 2022 the company had cash of $40,119 and a working capital deficit of $6,164,771. The Company will need to raise additional capital through loans or additional investments from its initial stockholders, officers or directors. The Sponsor is authorized to issue to up to $1.5M to the Company through a Working Capital Loan.
If the Company is unable to raise additional capital, the Company may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to the Company on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through one year and one day from the issuance of this report. The Company has a termination date of less than one year from the issuance of this report.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements and compliance with new or revised financial accounting standards that are applicable to other public companies.
Use of Estimates
The preparation of the condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2022 and December 31, 2021.
Marketable Securities Held in Trust Account
At September 30, 2022, substantially all of the assets held in the Trust Account were invested in U.S. Treasury Bills.

Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480. Accordingly, at September 30, 2022, Class A common stock subject to possible redemption is presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.
Income Taxes
The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes” (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The Company’s effective tax rate was 1,191.30% and 0% for the three months ended September 30, 2022 and 2021, respectively, and 315.73% and 0% for the nine months ended September 30, 2022 and 2021, respectively. The effective tax rate differs from the statutory tax rate of 21% for the three and nine
months ended September 30, 2022 and 2021, due to changes in fair value in warrant liability and the valuation allowance on the deferred tax assets.
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
Net Loss Per Share of Common Stock
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share” (“ASC Topic 260”). Net income (loss) per common share is computed by dividing net income by the weighted average number of common shares outstanding for the period. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Three Months Ended September 30,		For the Nine Months Months Ended September 30,
	2022	2021	2022	2021

Ordinary shares subject to possible redemption

Numerator:
Net loss attributable to Class A common stock subject to possible redemption	$(197,608)	$(12,312)	$(175,128)	$(2,055,494)
Denominator: Weighted Average Class A
Basic and diluted weighted average shares outstanding, ordinary shares subject to possible redemption	25,875,000	25,875,000	25,875,000	25,875,000

Basic and Diluted net loss per share, Redeemable Ordinary Shares	$(0.01)	$(0.00)	$(0.01)	$(0.08)

Non-Redeemable ordinary shares

Numerator:
Net loss	$(248,537)	$(15,485)	$(220,264)	$(2,585,255)
Less: Net loss attributable to Class A common stock subject to possible redemption	197,608	12,312	175,128	2,055,494

Net loss attributable to Class A common stock not subject to possible redemption	(50,929)	(3,173)	(45,136)	(529,761)
Denominator: Weighted Average Non-Redeemable
Basic and diluted weighted average shares outstanding, non-redeemable common stock	6,668,750	6,668,750	6,668,750	6,668,750

Basic and diluted net loss per share, Non-redeemable common stock	$(0.01)	$(0.00)	$(0.01)	$(0.08)

Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and in accordance with the instructions to Form
10-K
and Article 8 of Regulation
S-X
of the SEC.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of the condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Liquidity and Capital Resources
On March 9, 2021, the Company consummated the Public Offering of 25,875,000 Units which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,375,000 Units, at $10.00 per Unit, generating gross proceeds of $258,750,000. Simultaneously with the closing of the Public Offering, the Company consummated the sale of 4,616,667 private placement warrants at a price of $1.50 per private placement warrant in a private placement to the Sponsor and EarlyBirdCapital, generating gross proceeds of $6,925,000.
For the year ended December 31, 2021, cash used in operating activities was $1,126,564. Net loss of $2,619,935 was affected by a non-cash
charge related to the change in warrant liability of $598,718, interest earned on marketable securities held in the Trust Account of $104,868 and an unrealized loss on marketable securities held in in the Trust Account of $33,626 and offering costs allocable to warrant liabilities of $6,835. Changes in operating assets and liabilities provided $959,060 of cash for operating activities.
As of December 31, 2021, the Company had marketable securities held in the Trust Account of $258,821,242 (including $104,868 of interest income and unrealized gains consisting of U.S. Treasury Bills with a maturity of 185 days or less. Interest income on the balance in the Trust Account may be used by the Company to pay taxes. Through December 31, 2021, the Company has not withdrawn any interest earned from the Trust Account.
The Company intends to use substantially all of the funds held in the Trust Account, including any amounts representing interest earned on the Trust Account (less income taxes payable), to complete its business combination. To the extent that the capital stock or debt is used, in whole or in part, as consideration to complete the Company’s business combination, the r
emaining
proceeds held in the Trust Account will be used as working capital to finance the operations of the target business or businesses, make other acquisitions and pursue the Company’s growth strategies.
As of December 31, 2021, the Company had cash of $120,785. The Company intends to use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, and structure, negotiate and complete a business combination.
In order to fund working capital deficiencies or finance transaction costs in connection with a business combination, the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required. If the Company completes a business combination, the Company would repay such loaned amounts. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Company’s Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.50 per warrant, at the option of the lender. The warrants would be identical to the private placement warrants.
The Company will need to raise additional capital through loans or additional investments from its initial stockholders, officers or directors. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through one year and one day from the issuance of this report.
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of the Accounting Standards Codification (the “ASC”)
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A — “Expenses of Offering.” Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to our Public Offering and were charged to stockholders’ equity upon the completion of our Public Offering.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021.
Marketable Securities Held in Trust Account
At December 31, 2021, substantially all of the assets held in the Trust Account were held in money market funds which are invested primarily in U.S. Treasury securities.
Warrant Liability
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own shares of common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. As of December 31, 2021 and March 9, 2021, the Private Placement Warrants were accounted for as liabilities, and the Public Warrants were accounted for as temporary equity (see Note 8).
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in-capital
at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the Private Placement Warrants issued in connection with its Initial Public Offering in accordance with the guidance contained in ASC
815-40-15-7D,
under which the Private Placement Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Private Placement Warrants as liabilities at their fair value and adjusts the Private Placement Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Private Placement Warrants initially was estimated using a Binomial Lattice Model (see Note 9).
Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2021, Class A common stock subject to possible redemption is presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.
Income Taxes
The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
Net Income (Loss) per Common Share
Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period, excluding shares of common stock subject to forfeiture.

The Company’s statement of operations includes a presentation of income (loss) per share for common stock subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income (loss) per common share, basic and diluted, for Class A common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Class A common stock subject to possible redemption outstanding since original issuance.
Net income (loss) per share, basic and diluted, for
non-redeemable
common stock is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Class A common stock subject to possible redemption, by the weighted average number of non-redeemable
common stock outstanding for the period.
Non-redeemable
common stock includes Founder Shares and
non-redeemable
shares of common stock as these shares do not have any redemption features.
Non-redeemable
common stock participates in the income or loss on marketable securities based on non-redeemable
shares’ proportionate interest.
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

Year Ended December 31, 2021

Ordinary shares subject to possible redemption
Net loss allocable to Class A common stock subject to possible redemption	$(2,018,670)
Denominator: Weighted Average Class A Basic and diluted weighted average shares outstanding, ordinary shares subject to possible redemption	21,125,342

Basic and Diluted net income per share, Redeemable Ordinary Shares	$(0.10)

Non-Redeemable ordinary shares
Numerator:
Net loss	$(2,619,935)
Less: Net loss attributable to Class A common stock not subject to possible redemption	2,018,670

Net loss attributable to Class A common stock not subject to possible redemption	(601,265)
Denominator: Weighted Average Non-Redeemable
Basic and diluted weighted average shares outstanding, ordinary shares	6,292,226

Basic and diluted net loss per share, ordinary shares	$(0.10)

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying condensed balance sheets, primarily due to their short-term nature.

Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.